Consolidated income statement (Parenthetical) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Weighted average number of outstanding shares, basic	132,439	132,439	132,439
Weighted average number of outstanding shares, diluted	132,439	132,439	132,439
Basic earnings (losses) per share	$ (2.18)	$ 0.37	$ 0.86
Diluted earnings (losses) per share	$ (2.18)	$ 0.37	$ 0.86